Leases - Schedule of Amounts Recognised in Profit or Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amounts Recognised in Profit or Loss [Abstract]
Depreciation expense of right-of-use assets	¥ 1,139	¥ 2,198	¥ 3,433
Interest expense on lease liabilities	106	264	235
Covid-19-related rent concessions from a lessor			(859)
Expense relating to short term leases and leases of low-value assets included in administrative expenses		1,718	1,676
Total amount recognised in profit or loss	¥ 1,245	¥ 4,180	¥ 4,485